Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 27,216,000	$ 62,516,000	$ 49,879,000
Restricted cash	3,600,000	3,950,000	14,400,000
Accounts receivable, net	439,000	1,936,000	2,836,000
Prepaid expenses and other current assets	7,035,000	5,890,000	4,130,000
Prepaid expenses and other current assets		5,770,000
Deposits, current		120,000	516,000
Total current assets	38,290,000	74,292,000	71,761,000
Property and Equipment, Net	10,678,000	10,731,000	12,437,000
Operating Lease Right-of-Use Assets, Net	13,407,000
Goodwill	105,957,000	122,805,000	132,307,000
Intangible Assets, Net	10,785,000	18,854,000	30,552,000
Deferred Tax Assets	3,000	159,000	635,000
Other Assets	1,745,000	94,000	295,000
TOTAL ASSETS	180,865,000	226,935,000	247,987,000
Current liabilities
Accounts payable	10,472,000	5,382,000	3,674,000
Accrued host payments and insurance fees	13,510,000	13,384,000	12,105,000
Operating lease liabilities, current	1,828,000
Notes payable, current	38,425,000	464,000	4,036,000
PPP loan payable, current			3,469,000
Other accrued liabilities	28,657,000	27,391,000	30,590,000
Deferred revenue	866,000	310,000	452,000
Total current liabilities	93,758,000	46,931,000	54,326,000
Notes Payable, net of discount	40,111,000	78,357,000	18,676,000
PPP Loan Payable (net of current portion)			3,469,000
Convertible Notes Payable	54,312,000	35,277,000	474,000
Related Party Convertible Notes Payable (measured at fair value)	8,869,000
Operating Lease Liabilities (net of current portion)	18,101,000
Deferred Tax Liabilities	979,000	1,868,000	2,982,000
Warrant liability	65,376,000	48,504,000	35,750,000
Other Long-Term Liabilities	0	6,851,000	9,960,000
Total Liabilities	281,506,000	217,788,000	125,637,000
Commitments and Contingencies
Class A common stock subject to possible redemption 25,875,000 shares at redemption value	411,016,000	410,368,000	399,855,000
Mezzanine Equity
Convertible preferred stock	411,016,000	410,368,000	399,855,000
Stockholders' Deficit
Common stock	1,000	1,000	1,000
Additional paid-in capital	247,278,000	237,578,000	230,028,000
Stockholder notes	(14,478,000)	(14,478,000)	(14,478,000)
Treasury stock	(661,000)	(661,000)	(661,000)
Accumulated deficit	(726,527,000)	(625,944,000)	(505,881,000)
Accumulated other comprehensive (loss) income	(17,270,000)	2,283,000	13,486,000
Total Stockholders' Deficit	(511,657,000)	(401,221,000)	(277,505,000)
Total Liabilities, Mezzanine Equity and Stockholders' Deficit	180,865,000	226,935,000	247,987,000
INTERPRIVATE II ACQUISITION CORP [Member]
Current assets
Cash and cash equivalents	40,119	120,785
Prepaid expenses	126,439,000	249,172,000
Total current assets	166,558	369,957
Prepaid expense, net of current assets		41,075
Marketable securities held in Trust Account	260,207,445	258,821,242
TOTAL ASSETS	260,374,003	259,232,274
Current liabilities
Income tax payable
Related party payable	439,279	50,320
Accounts payable and accrued expenses	6,135,574	1,283,968
Total current liabilities	6,574,853	1,334,288
Warrant liability	236,980	4,115,552
Total Liabilities	6,811,833	5,449,840
Commitments and Contingencies
Class A common stock subject to possible redemption 25,875,000 shares at redemption value	259,963,920	258,821,242
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock	20	20
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,468,750 shares issued and outstanding	647	647
Additional paid-in capital
Accumulated deficit	(6,402,417)	(5,039,475)
Total Stockholders' Deficit	(6,401,750)	(5,038,808)
Total Liabilities, Mezzanine Equity and Stockholders' Deficit	260,374,003	259,232,274
Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock
Series A Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock	16,953,000	16,953,000	12,093,000
Series B Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock	9,578,000	9,338,000	8,582,000
Series C Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock	22,761,000	22,761,000	22,508,000
Series D Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock	241,428,000	241,428,000	240,915,000
Series E Convertible Preferred Stock [Member]
Mezzanine Equity
Convertible preferred stock	$ 120,296,000	$ 119,888,000	$ 115,757,000